CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME
Profit for the period	₺ 17,604,007	₺ 30,779,151	₺ 23,683,531
Items that will not be reclassified to profit or loss:
Remeasurements of defined termination benefit	1,161,825	(231,601)	(283,013)
Income tax relating to remeasurements of defined termination benefit	(291,401)	57,824	287,587
Remeasurement income/(loss) of defined benefit plans of investments accounted for using the equity method	(47,686)
Items that will not be reclassified to profit or loss, net of tax	822,738	(173,777)	4,574
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	3,840,443	(9,546,981)	5,405,283
Exchange differences on translation of investments accounted for using the equity method	185,037
Fair value reserve	714,892	132,109	282,718
Cash flow hedges	(861,118)	(673,510)	2,973,042
Cost of hedging reserve		1,978,130	(735,823)
Hedges of net investments in foreign operations	2,011,985	2,136,224	(4,427,212)
Income tax relating to these items	(466,436)	(901,407)	1,860,364
-Income tax relating to exchange differences			(928,007)
- Income tax relating to cash flow hedges	215,283	160,208	48,193
- Income tax relating to cost of hedging reserve		(494,532)	517,872
- Income tax relating to fair value reserve	(178,723)	(33,027)	(10,420)
- Income tax relating to hedges of net investments	(502,996)	(534,056)	2,232,726
Items that may be reclassified to profit or loss, net of tax	5,424,803	(6,875,435)	5,358,372
Other comprehensive income/(loss) for the year, net of income tax	6,247,541	(7,049,212)	5,362,946
Total comprehensive income for the year	23,851,548	23,729,939	29,046,477
Total comprehensive income for the year is attributable to:
Owners of the Company	23,851,548	23,741,147	29,087,580
Non-controlling interests		(11,208)	(41,103)
Total comprehensive income for the year	₺ 23,851,548	₺ 23,729,939	₺ 29,046,477